Pensions and Other Benefit Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Retirement Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$ 743	$ 1,055	$ 865
Net actuarial loss	4,942	(3,559)
Amortization of net actuarial (loss) gain	(460)	(681)
Prior service cost	(60)	34
Amortization of prior service (cost) credit	(6)	(13)
Effect of exchange rates	(273)	(6)
Total recognized in other comprehensive income, before tax	4,143	(4,225)
Total recognized in net periodic benefit cost and other comprehensive income	4,886	(3,170)
Other Benefit Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	503	452	409
Net actuarial loss	1,015	248
Amortization of net actuarial (loss) gain	(136)	(111)
Prior service cost	(253)	8
Amortization of prior service (cost) credit	34	0
Effect of exchange rates	0	(6)
Total recognized in other comprehensive income, before tax	660	139
Total recognized in net periodic benefit cost and other comprehensive income	$ 1,163	$ 591